Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards

Our Board has adopted guidelines for granting equity-based awards in order to provide a clear and consistent framework for various types of equity awards, including incentive stock options, stock appreciation rights, and share awards. These awards may be granted either under the Incentive Equity Plan or as inducement grants outside of the Incentive Equity Plan. The guidelines are designed to ensure that all equity awards comply with relevant laws and regulations, stock exchange requirements, the Company’s governance policies, and the terms outlined in the Incentive Equity Plan. The guidelines provide for the grant of equity awards in connection with the Company’s annual compensation process, annual grants to directors, in connection with new hires and for promotions, retention or purposes other than annual or new hire grants, and further provide that all such grants may only occur at a time when the Company is not in possession of material nonpublic information.

During the fiscal year ended October 31, 2025, no named executive officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (excluding disclosure of any material new option award grant under Item 5.02(e) of Form 8-K).  The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our Board has adopted guidelines for granting equity-based awards in order to provide a clear and consistent framework for various types of equity awards, including incentive stock options, stock appreciation rights, and share awards. These awards may be granted either under the Incentive Equity Plan or as inducement grants outside of the Incentive Equity Plan. The guidelines are designed to ensure that all equity awards comply with relevant laws and regulations, stock exchange requirements, the Company’s governance policies, and the terms outlined in the Incentive Equity Plan. The guidelines provide for the grant of equity awards in connection with the Company’s annual compensation process, annual grants to directors, in connection with new hires and for promotions, retention or purposes other than annual or new hire grants, and further provide that all such grants may only occur at a time when the Company is not in possession of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The guidelines provide for the grant of equity awards in connection with the Company’s annual compensation process, annual grants to directors, in connection with new hires and for promotions, retention or purposes other than annual or new hire grants, and further provide that all such grants may only occur at a time when the Company is not in possession of material nonpublic information. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false